Commitments	12 Months Ended
Dec. 31, 2018
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Commitments
25.	Commitments

a)	Operating leases

The Company has obligations arising from its operating lease agreements, denominated in US dollars, for aircraft and engines, totaling 123 aircraft, 14 engines and 3 simulators as of December 31, 2018 (December 31, 2017 – 114, 17 and 3, respectively). The lease terms range from 60 to 144 months for Embraer, ATR and Airbus. Bank guarantees or cash deposits were used to guarantee payments under these agreements.

Operating lease agreements require that the Company make periodic lease payments and do not include aircraft purchase options at the end of the agreements. These payments are denominated in U.S. dollars and are generally subject to LIBOR rate.

The future minimum payments of non-cancellable operating leases for aircraft and engines are presented below:

	December 31,
	2018	2017
Up to one year	1,688,080	1,256,660
From one to five years	5,664,189	4,577,550
More than five years	3,098,914	2,560,290

	10,451,183	8,394,500

For the year ended December 31, 2018 lease expense amounted to R$1,417,897 (December 31, 2017–R$1,114,416 and December 31, 2016 – R$1,144,369) with a cash impact of R$1,520,988 (December 31, 2017 – R$1,092,543 and December 31, 2016 – R$1,117,945).

The operating lease agreements do not have covenant restrictions.

b)	Commitments for future acquisition of aircraft

The Company has purchase commitments for the acquisition of 94 aircraft (December 31, 2017 – 73), under which the following futures payments will be made:

	December 31,
	2018	2017
Up to one year	243,857	—
More than one year up to five years	10,695,827	11,769,181
More than five years	3,960,657	3,704,580

	14,900,341	15,473,761

c)	Letter of credits

As of December 31, 2018, the Company had issued letters of credit totaling US$282 million (December 31, 2017—US$161 million) equivalent to R$1,091,744 (December 31, 2017 – R$533,201) and bank guarantees in the amount of R$47,676 in relation to security deposits, maintenance reserves and local sureties.

d)	Guarantees

ALAB entered into a Deed of Guarantee and Indemnity as of September 15, 2017, in connection with the obligations and liabilities related to the operating lease agreements of three A350-900XW aircraft entered into by Hong Kong Airlines and Beijing Capital Airlines, companies of the HNA Group, ex-shareholder of the Company, and Wilmington Trust SP Services (Dublin) Limited.